Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($'000s)	Company- Selected Measure: Revenues before Reimbursable Expenses ($'000s)(6)

Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)

2025	7,198,354	14,304,427	2,288,951	4,228,623	293	154	105,040	1,662,836
2024	6,519,978	10,541,029	2,180,600	3,255,143	211	176	116,626	1,486,085
2023	5,706,403	10,225,755	2,387,211	4,398,093	174	178	62,479	1,362,060
2022	6,066,630	8,811,255	2,637,060	3,593,717	123	148	75,552	1,132,455
2021	3,595,855	1,428,917	1,579,259	709,973	85	141	62,987	905,640

Named Executive Officers, Footnote	The principal executive officer (PEO) included in the summary compensation table total and compensation actually paid (CAP) total for
2025, 2024, and 2023 was C. Mark Hussey. The PEO for 2022 and 2021 was James H. Roth.
(2)The non-PEO NEOs included in the average summary compensation table total and average CAP for each year are as follows:
–2025 - John D. Kelly, J. Ronald Dail, and Hope Katz
–2024 - John D. Kelly, J. Ronald Dail, and Ernest W. Torain, Jr.
–2023 - John D. Kelly, J. Ronald Dail, and Ernest W. Torain, Jr.
–2022 - C. Mark Hussey, John D. Kelly, J. Ronald Dail, and Ernest W. Torain, Jr.
–2021 - C. Mark Hussey, John D. Kelly and Ernest W. Torain, Jr.

Peer Group Issuers, Footnote	The pay versus performance table above and the graph below compare the cumulative total shareholder return (TSR) on our common stock against the cumulative TSR of the stocks making up an industry peer group from December 31, 2020 through December 31, 2025.
The industry peer group, which is consistent with the peer group used by the Company for its S-K Item 201(e) disclosures within the
2025 Annual Report on Form 10-K, is comprised of the following companies: CRA International, Inc. (CRAI), FTI Consulting, Inc. (FCN),
ICF International, Inc. (ICFI) and Resources Connection, Inc. (RGP). In 2025, we removed Premier, Inc. (PINC) from the peer group used for the S-K Item 201(e) disclosures as the common stock of the company was no longer listed on a public exchange as of
December 31, 2025. The graph and table assume a $100 investment in Huron Consulting Group Inc. common stock and an index of the industry peer group on December 31, 2020. The annual TSR for each member of the peer group assumes all dividends are reinvested
	and was weighted based on its stock market capitalization at the beginning of each year presented.
Changed Peer Group, Footnote	In 2025, we removed Premier, Inc. (PINC) from the peer group used for the S-K Item 201(e) disclosures as the common stock of the company was no longer listed on a public exchange as of
	December 31, 2025.
PEO Total Compensation Amount	$ 7,198,354	$ 6,519,978	$ 5,706,403	$ 6,066,630	$ 3,595,855
PEO Actually Paid Compensation Amount	$ 14,304,427	10,541,029	10,225,755	8,811,255	1,428,917
Adjustment To PEO Compensation, Footnote	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-
year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented.
Below is additional information on the total amount of equity compensation included in CAP for the PEO and the average amount of equity compensation included in CAP for the non-PEO NEOs for 2025:

	Components of PEO Equity Compensation Included in CAP					Components of non-PEO NEO Equity Compensation Included in CAP

($)	Fair Value of Equity Awards Granted in Current Year as of FYE	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year as of FYE	Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in Current Year	Change in Fair Value of Prior Years' Unvested Awards that were Forfeited in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year as of FYE	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year as of FYE	Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in Current Year	Change in Fair Value of Prior Years' Unvested Awards that were Forfeited in Current Year	Total Fair Value of Equity Awards included in CAP

PSU	3,661,888	4,613,231	1,146,274	—	9,421,392	828,297	1,122,989	399,885	—	2,351,171
PSO	—	—	—	—	—	—	—	24,035	—	24,035
Restricted Stock Units	1,569,331	472,975	254,900	—	2,297,206	392,794	157,156	91,136	—	641,086
Total	5,231,219	5,086,206	1,401,173	—	11,718,598	1,221,090	1,280,145	515,056	—	3,016,291

Non-PEO NEO Average Total Compensation Amount	$ 2,288,951	2,180,600	2,387,211	2,637,060	1,579,259
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,228,623	3,255,143	4,398,093	3,593,717	709,973
Adjustment to Non-PEO NEO Compensation Footnote	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-
year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented.
Below is additional information on the total amount of equity compensation included in CAP for the PEO and the average amount of equity compensation included in CAP for the non-PEO NEOs for 2025:

	Components of PEO Equity Compensation Included in CAP					Components of non-PEO NEO Equity Compensation Included in CAP

($)	Fair Value of Equity Awards Granted in Current Year as of FYE	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year as of FYE	Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in Current Year	Change in Fair Value of Prior Years' Unvested Awards that were Forfeited in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year as of FYE	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year as of FYE	Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in Current Year	Change in Fair Value of Prior Years' Unvested Awards that were Forfeited in Current Year	Total Fair Value of Equity Awards included in CAP

PSU	3,661,888	4,613,231	1,146,274	—	9,421,392	828,297	1,122,989	399,885	—	2,351,171
PSO	—	—	—	—	—	—	—	24,035	—	24,035
Restricted Stock Units	1,569,331	472,975	254,900	—	2,297,206	392,794	157,156	91,136	—	641,086
Total	5,231,219	5,086,206	1,401,173	—	11,718,598	1,221,090	1,280,145	515,056	—	3,016,291

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Financial Performance Measures
The Compensation Committee uses the following four financial performance measures when determining actual compensation paid to the named executive officers:
•Revenues before reimbursable expenses;
•Organic revenues;
•Adjusted EBITDA margin; and
•Adjusted diluted earnings per share (“EPS”).

Total Shareholder Return Amount	$ 293	211	174	123	85
Peer Group Total Shareholder Return Amount	154	176	178	148	141
Net Income (Loss)	$ 105,040,000	$ 116,626,000	$ 62,479,000	$ 75,552,000	$ 62,987,000
Company Selected Measure Amount	1,662,836,000	1,486,085,000	1,362,060,000	1,132,455,000	905,640,000
Additional 402(v) Disclosure	The increase in the PEO and average Other NEO CAP in 2022 as compared to 2021 is primarily due to the increase in the fair value of equity awards. From December 31, 2021 to December 31, 2022, our stock price increased from $49.90 to $72.60 and the expected funding of the 2020 and 2021 performance-based awards tied to performance against Adjusted Diluted EPS and
Revenue Growth metrics increased from 0% to 19% for the 2020 awards and 100% to 153% for the 2021 awards.
The increase in the PEO and average Other NEO CAP in 2023 also related to the increase in the fair value of equity awards.
From December 31, 2022 to December 31, 2023, our stock price increased from $72.60 to $103.80 and the expected funding of the 2021 and 2022 performance-based awards tied to performance against Adjusted Diluted EPS and Revenue Growth metrics increased from 153% to 194% for the 2021 awards and 100% to 182% for the 2022 awards.
The increase in the PEO CAP in 2024 related to the increase in the fair value of equity awards; and the decrease in the average Other NEO CAP in 2024 is primarily related to the departure of Mr. Torain effective March 15, 2024, partially offset by the increase in the fair value of equity awards outstanding with the other NEOs. The increase in the fair value of equity awards relates to the increase in our stock price from $103.80 to $124.26 from December 31, 2023 to December 31, 2024 and the expected funding of the 2022 and 2023 performance-based awards tied to performance against Adjusted Diluted EPS and
Revenue Growth metrics increased from 194% to 200% for the 2022 awards and 100% to 168% for the 2023 awards.
The increase in the PEO CAP in 2025 related to the increase in the fair value of equity awards; and the increase in the average Other NEO CAP in 2025 is primarily related to the increase in the fair value of the equity awards and the appointment of Ms. Katz as Executive Vice President, General Counsel and Corporate Secretary in 2025. The increase in the fair value of equity awards relates to the increase in our stock price from $124.26 to $172.91 from December 31, 2024 to December 31,
2025; and the expected funding of the 2023 and 2024 performance-based awards tied to performance against Adjusted
Diluted EPS and Revenue Growth metrics increased from 168% to 180% for the 2023 awards and 100% to 136% for the 2024 awards.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenues before reimbursable expenses
Measure:: 2
Pay vs Performance Disclosure
Name	Organic revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share (“EPS”)
Current PEO - C. Mark Hussey [Member]
Pay vs Performance Disclosure
PEO Name	C. Mark Hussey
2021-2022 PEO - James H. Roth [Member]
Pay vs Performance Disclosure
PEO Name			James H. Roth.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,718,598
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,231,219
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,086,206
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401,173
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,421,392
PEO | Performance Based Stock Units [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,661,888
PEO | Performance Based Stock Units [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,613,231
PEO | Performance Based Stock Units [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,146,274
PEO | Performance Based Stock Units [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Options [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Performance Based Stock Options [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Restricted Stock Unit/Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,297,206
PEO | Restricted Stock Unit/Award [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,569,331
PEO | Restricted Stock Unit/Award [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,975
PEO | Restricted Stock Unit/Award [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,900
PEO | Restricted Stock Unit/Award [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,016,291
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,221,090
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,280,145
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,056
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Performance Based Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,351,171
Non-PEO NEO | Performance Based Stock Units [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	828,297
Non-PEO NEO | Performance Based Stock Units [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,122,989
Non-PEO NEO | Performance Based Stock Units [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,885
Non-PEO NEO | Performance Based Stock Units [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Performance Based Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,035
Non-PEO NEO | Performance Based Stock Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Performance Based Stock Options [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Performance Based Stock Options [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,035
Non-PEO NEO | Performance Based Stock Options [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Restricted Stock Unit/Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	641,086
Non-PEO NEO | Restricted Stock Unit/Award [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,794
Non-PEO NEO | Restricted Stock Unit/Award [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,156
Non-PEO NEO | Restricted Stock Unit/Award [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,136
Non-PEO NEO | Restricted Stock Unit/Award [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0